Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets [abstract]
Asset held for sale	$ 40,330
Interest receivable	12,534	$ 10,443
Other	1,522	1,258
Other currents assets	54,386	11,701
Guarantee deposits	20,015	14,568
Deposits for litigation	10,672	12,390
Other assets	3,212	4,182
Other non - current assets	33,899	31,140
Other current and non-current assets	$ 88,285	$ 42,841